FAIR VALUE MEASUREMENTS - Assets Measured on Non-Recurring Basis (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Total assets	$ 22,631	$ 25,308
Impairment charges	648
Impairment charges (reversals) (note 10)	900	(212)
Other assets | Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets	190
Impairment loss	74
Other assets | Non-recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Total assets	0
Other assets | Non-recurring fair value measurement | Significant other observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Total assets	0
Other assets | Non-recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Total assets	190
Intangible assets other than goodwill [member] | Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets	10
Impairment loss	24
Intangible assets other than goodwill [member] | Non-recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Total assets	0
Intangible assets other than goodwill [member] | Non-recurring fair value measurement | Significant other observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Total assets	0
Intangible assets other than goodwill [member] | Non-recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Total assets	10
Property, plant and equipment | Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets	801
Property, plant and equipment | Non-recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Total assets	0
Property, plant and equipment | Non-recurring fair value measurement | Significant other observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Total assets	0
Property, plant and equipment | Non-recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Total assets	801
Goodwill
Disclosure of fair value measurement of assets [line items]
Impairment charges (reversals) (note 10)	154	$ 0
Goodwill | Non-recurring fair value measurement
Disclosure of fair value measurement of assets [line items]
Total assets	0
Goodwill | Non-recurring fair value measurement | Quoted prices in active markets for identical assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Total assets	0
Goodwill | Non-recurring fair value measurement | Significant other observable inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Total assets	0
Goodwill | Non-recurring fair value measurement | Significant unobservable inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Total assets	$ 0